        LIFEPOINTS FUNDS: CLASS C; CLASS D; CLASSES A AND C; AND CLASSES E AND S

                        FRANK RUSSELL INVESTMENT COMPANY
                        Supplement dated July 1, 2003 to
                      PROSPECTUSES DATED FEBRUARY 28, 2003
                         As Supplemented June 25, 2003

I. The following information restates the table under the section entitled "Principal Investment Strategies" which sets forth the Funds' allocation of assets to the Underlying Funds as well as the pie charts contained on page 11 of the Frank Russell Investment Company LifePoints Funds prospectuses listed above.

                                                                                  EQUITY
                              CONSERVATIVE   MODERATE   BALANCED   AGGRESSIVE   AGGRESSIVE
                                STRATEGY     STRATEGY   STRATEGY    STRATEGY     STRATEGY
UNDERLYING FUND                   FUND         FUND       FUND        FUND         FUND
---------------               ------------   --------   --------   ----------   ----------
Diversified Equity Fund.....       7%          11%        16%         23%          29%
Special Growth Fund.........      --            3%         4%          5%           6%
Quantitative Equity Fund....       7%          11%        16%         23%          29%
International Securities
  Fund......................       3%          11%        16%         19%          24%
Diversified Bond Fund.......      22%          27%        20%         --           --
Short Term Bond Fund........      58%          33%        --          --           --
Multistrategy Bond Fund.....      --           --         20%         20%          --
Real Estate Securities
  Fund......................       3%           4%         5%          6%           7%
Emerging Markets Fund.......      --           --          3%          4%           5%

     The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

                  [EQUITY AGGRESSIVE STRATEGY FUND PIE CHART]


Diversified Equity           29%

Quantitative Equity          29%

International Securities     24%

Real Estate Securities       7%

Special Growth               6%

Emerging Markets             5%

                       [MODERATE STRATEGY FUND PIE CHART]


Short Term Bond              33%

Diversified Bond             27%

International Securities     11%

Quantitative Equity          11%

Diversified Equity           11%

Real Estate Securities       4%

Special Growth               3%

                       [BALANCED STRATEGY FUND PIE CHART]


Diversified Bond             20%

Multistrategy Bond           20%

Diversified Equity           16%

Quantitative Equity          16%

International Securities     16%

Real Estate Securities       5%

Special Growth               4%

Emerging Markets             3%

                      [AGGRESSIVE STRATEGY FUND PIE CHART]


Diversified Equity           23%

Quantitative Equity          23%

Multistrategy Bond           20%

International Securities     19%

Real Estate Securities       6%

Special Growth               5%

Emerging Markets             4%

                     [CONSERVATIVE STRATEGY FUND PIE CHART]


Short Term Bond              58%

Diversified Bond             22%

Diversified Equity           7%

Quantitative Equity          7%

International Securities     3%

Real Estate Securities       3%

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

II. The following information restates the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) on page 9 of the Frank Russell Investment Company LifePoints Funds prospectuses listed above.

                                                              CLASS A   CLASS C   CLASS D   CLASS E   CLASS S
                                                              -------   -------   -------   -------   -------
Conservative Strategy Fund..................................   0.95%     1.70%     1.20%     0.95%     0.70%
Moderate Strategy Fund......................................   1.09%     1.84%     1.34%     1.09%     0.84%
Balanced Strategy Fund......................................   1.31%     2.06%     1.56%     1.31%     1.06%
Aggressive Strategy Fund....................................   1.42%     2.17%     1.67%     1.42%     1.17%
Equity Aggressive Strategy Fund.............................   1.48%     2.23%     1.73%     1.48%     1.23%

III. The following information restates the table under the heading "Example" in the section entitled "Fees and Expenses" in the Frank Russell Investment Company LifePoints Funds prospectuses listed above.

Example

                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                               ------   -------   -------   --------
CLASS A SHARES:
  Conservative Strategy Fund.................   $666    $  900    $1,153     $1,876
  Moderate Strategy Fund.....................    680       942     1,224      2,025
  Balanced Strategy Fund.....................    701     1,006     1,333      2,256
  Aggressive Strategy Fund...................    711     1,038     1,388      2,371
  Equity Aggressive Strategy Fund............    717     1,056     1,418      2,432

CLASS C SHARES:
  Conservative Strategy Fund.................   $173    $  577    $1,007     $2,204
  Moderate Strategy Fund.....................    187       621     1,080      2,353
  Balanced Strategy Fund.....................    209       687     1,192      2,580
  Aggressive Strategy Fund...................    220       720     1,247      2,691
  Equity Aggressive Strategy Fund............    226       738     1,277      2,751

CLASS D SHARES:
  Conservative Strategy Fund.................   $122    $  423    $  747     $1,663
  Moderate Strategy Fund.....................    136       466       820      1,817
  Balanced Strategy Fund.....................    159       535       936      2,057
  Aggressive Strategy Fund...................    170       568       992      2,174
  Equity Aggressive Strategy Fund............    176       587     1,024      2,238

CLASS E SHARES:
  Conservative Strategy Fund.................   $ 97    $  346    $  615     $1,381
  Moderate Strategy Fund.....................    111       390       689      1,540
  Balanced Strategy Fund.....................    133       457       805      1,786
  Aggressive Strategy Fund...................    145       492       863      1,905
  Equity Aggressive Strategy Fund............    151       511       895      1,971

CLASS S SHARES
  Conservative Strategy Fund.................   $ 72    $  268    $  480     $1,090
  Moderate Strategy Fund.....................     86       311       554      1,252
  Balanced Strategy Fund.....................    108       379       672      1,505
  Aggressive Strategy Fund...................    119       414       731      1,629
  Equity Aggressive Strategy Fund............    125       432       762      1,695

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